Prepayments and other current assets (Details) - Schedule of prepayments and other current assets - USD ($)	May 31, 2022	May 31, 2021
Schedule Of Prepayments And Other Current Assets Abstract
Rent	$ 10,392	$ 8,881
Other services	35,263	1,628
Advance to employee	1,501	3,571
Total	$ 47,156	$ 14,080